ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of net deferred tax assets
	December 31, 2024	December 31, 2023
Deferred tax assets:
Deferred tax assets	$2,349,000	$1,846,000
Valuation allowance	(2,349,000)	(1,846,000)
Net deferred tax asset	$-	$-